Distribution Date:	08/15/25	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766EBA2	1.597000%	29,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766EBB0	2.786000%	39,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766EBC8	3.140000%	58,500,000.00	2,176,954.50	1,211,116.48	5,696.36	0.00	0.00	1,216,812.84	965,838.02	37.49%	30.00%
A-3	61766EBD6	3.058000%	190,000,000.00	165,317,377.09	14,723,902.54	421,283.78	0.00	0.00	15,145,186.32	150,593,474.55	37.49%	30.00%
A-4	61766EBE4	3.325000%	248,821,000.00	248,821,000.00	0.00	689,441.52	0.00	0.00	689,441.52	248,821,000.00	37.49%	30.00%
A-S	61766EBH7	3.604000%	54,639,000.00	54,639,000.00	0.00	164,099.13	0.00	0.00	164,099.13	54,639,000.00	28.95%	23.25%
B	61766EBJ3	4.039000%	42,497,000.00	42,497,000.00	0.00	143,037.82	0.00	0.00	143,037.82	42,497,000.00	22.32%	18.00%
C	61766EBK0	4.869245%	35,413,000.00	35,413,000.00	0.00	143,695.47	0.00	0.00	143,695.47	35,413,000.00	16.79%	13.63%
D	61766EAL9	3.000000%	42,497,000.00	42,497,000.00	0.00	106,242.50	0.00	0.00	106,242.50	42,497,000.00	10.15%	8.38%
E	61766EAN5	2.877000%	22,260,000.00	22,260,000.00	0.00	70,630.60	0.00	0.00	70,630.60	22,260,000.00	6.68%	5.63%
F	61766EAQ8	2.877000%	8,095,000.00	8,095,000.00	0.00	0.00	0.00	0.00	0.00	8,095,000.00	5.42%	4.63%
G*	61766EAS4	2.877000%	17,201,000.00	17,201,000.00	0.00	0.00	0.00	0.00	0.00	17,201,000.00	2.73%	2.50%
H	61766EAU9	2.877000%	20,236,885.00	17,481,080.06	0.00	0.00	0.00	0.00	0.00	17,481,080.06	0.00%	0.00%
V	61766EAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766EAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			809,459,885.00	656,398,411.65	15,935,019.02	1,744,127.18	0.00	0.00	17,679,146.20	640,463,392.63

X-A	61766EBF1	1.651237%	566,621,000.00	416,315,331.59	0.00	572,862.73	0.00	0.00	572,862.73	400,380,312.57
X-B	61766EBG9	1.074932%	97,136,000.00	97,136,000.00	0.00	87,012.19	0.00	0.00	87,012.19	97,136,000.00
X-D	61766EAA3	1.869245%	42,497,000.00	42,497,000.00	0.00	66,197.75	0.00	0.00	66,197.75	42,497,000.00
X-E	61766EAC9	1.992245%	22,260,000.00	22,260,000.00	0.00	36,956.14	0.00	0.00	36,956.14	22,260,000.00
X-F	61766EAE5	1.992245%	8,095,000.00	8,095,000.00	0.00	13,439.35	0.00	0.00	13,439.35	8,095,000.00
X-G	61766EAG0	1.992245%	17,201,000.00	17,201,000.00	0.00	28,557.17	0.00	0.00	28,557.17	17,201,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61766EAJ4	1.992245%	20,236,885.00	17,481,080.06	0.00	29,022.16	0.00	0.00	29,022.16	17,481,080.06
Notional SubTotal			774,046,885.00	620,985,411.65	0.00	834,047.49	0.00	0.00	834,047.49	605,050,392.63

Deal Distribution Total					15,935,019.02	2,578,174.67	0.00	0.00	18,513,193.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766EBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766EBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766EBC8	37.21289744	20.70284581	0.09737368	0.00000000	0.00000000	0.00000000	0.00000000	20.80021949	16.51005162
A-3	61766EBD6	870.09145837	77.49422389	2.21728305	0.00000000	0.00000000	0.00000000	0.00000000	79.71150695	792.59723447
A-4	61766EBE4	1,000.00000000	0.00000000	2.77083333	0.00000000	0.00000000	0.00000000	0.00000000	2.77083333	1,000.00000000
A-S	61766EBH7	1,000.00000000	0.00000000	3.00333333	0.00000000	0.00000000	0.00000000	0.00000000	3.00333333	1,000.00000000
B	61766EBJ3	1,000.00000000	0.00000000	3.36583335	0.00000000	0.00000000	0.00000000	0.00000000	3.36583335	1,000.00000000
C	61766EBK0	1,000.00000000	0.00000000	4.05770395	0.00000000	0.00000000	0.00000000	0.00000000	4.05770395	1,000.00000000
D	61766EAL9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766EAN5	1,000.00000000	0.00000000	3.17298293	(0.77548293)	0.88291869	0.00000000	0.00000000	3.17298293	1,000.00000000
F	61766EAQ8	1,000.00000000	0.00000000	0.00000000	2.39749969	14.09855466	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61766EAS4	1,000.00000000	0.00000000	0.00000000	2.39750015	32.56730016	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61766EAU9	863.82267133	0.00000000	0.00000000	2.07101488	94.64002785	0.00000000	0.00000000	0.00000000	863.82267133
V	61766EAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766EBF1	734.73332543	0.00000000	1.01101571	0.00000000	0.00000000	0.00000000	0.00000000	1.01101571	706.61043726
X-B	61766EBG9	1,000.00000000	0.00000000	0.89577695	0.00000000	0.00000000	0.00000000	0.00000000	0.89577695	1,000.00000000
X-D	61766EAA3	1,000.00000000	0.00000000	1.55770407	0.00000000	0.00000000	0.00000000	0.00000000	1.55770407	1,000.00000000
X-E	61766EAC9	1,000.00000000	0.00000000	1.66020395	0.00000000	0.00000000	0.00000000	0.00000000	1.66020395	1,000.00000000
X-F	61766EAE5	1,000.00000000	0.00000000	1.66020383	0.00000000	0.00000000	0.00000000	0.00000000	1.66020383	1,000.00000000
X-G	61766EAG0	1,000.00000000	0.00000000	1.66020406	0.00000000	0.00000000	0.00000000	0.00000000	1.66020406	1,000.00000000
X-H	61766EAJ4	863.82267133	0.00000000	1.43412190	0.00000000	0.00000000	0.00000000	0.00000000	1.43412190	863.82267133

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	5,696.36	0.00	5,696.36	0.00	0.00	0.00	5,696.36	0.00
A-3	07/01/25 - 07/30/25	30	0.00	421,283.78	0.00	421,283.78	0.00	0.00	0.00	421,283.78	0.00
A-4	07/01/25 - 07/30/25	30	0.00	689,441.52	0.00	689,441.52	0.00	0.00	0.00	689,441.52	0.00
X-A	07/01/25 - 07/30/25	30	0.00	572,862.73	0.00	572,862.73	0.00	0.00	0.00	572,862.73	0.00
X-B	07/01/25 - 07/30/25	30	0.00	87,012.19	0.00	87,012.19	0.00	0.00	0.00	87,012.19	0.00
X-D	07/01/25 - 07/30/25	30	0.00	66,197.75	0.00	66,197.75	0.00	0.00	0.00	66,197.75	0.00
X-E	07/01/25 - 07/30/25	30	0.00	36,956.14	0.00	36,956.14	0.00	0.00	0.00	36,956.14	0.00
X-F	07/01/25 - 07/30/25	30	0.00	13,439.35	0.00	13,439.35	0.00	0.00	0.00	13,439.35	0.00
X-G	07/01/25 - 07/30/25	30	0.00	28,557.17	0.00	28,557.17	0.00	0.00	0.00	28,557.17	0.00
X-H	07/01/25 - 07/30/25	30	0.00	29,022.16	0.00	29,022.16	0.00	0.00	0.00	29,022.16	0.00
A-S	07/01/25 - 07/30/25	30	0.00	164,099.13	0.00	164,099.13	0.00	0.00	0.00	164,099.13	0.00
B	07/01/25 - 07/30/25	30	0.00	143,037.82	0.00	143,037.82	0.00	0.00	0.00	143,037.82	0.00
C	07/01/25 - 07/30/25	30	0.00	143,695.47	0.00	143,695.47	0.00	0.00	0.00	143,695.47	0.00
D	07/01/25 - 07/30/25	30	0.00	106,242.50	0.00	106,242.50	0.00	0.00	0.00	106,242.50	0.00
E	07/01/25 - 07/30/25	30	36,827.72	53,368.35	0.00	53,368.35	(17,262.25)	0.00	0.00	70,630.60	19,653.77
F	07/01/25 - 07/30/25	30	94,493.49	19,407.76	0.00	19,407.76	19,407.76	0.00	0.00	0.00	114,127.80
G	07/01/25 - 07/30/25	30	517,709.52	41,239.40	0.00	41,239.40	41,239.40	0.00	0.00	0.00	560,190.13
H	07/01/25 - 07/30/25	30	1,868,827.96	41,910.89	0.00	41,910.89	41,910.89	0.00	0.00	0.00	1,915,219.36
Totals			2,517,858.69	2,663,470.47	0.00	2,663,470.47	85,295.80	0.00	0.00	2,578,174.67	2,609,191.06

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	18,513,193.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,676,508.67	Master Servicing Fee	6,846.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,972.72
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.62
ARD Interest	0.00	Operating Advisor Fee	1,551.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,676,508.67	Total Fees	13,038.18

Principal		Expenses/Reimbursements
Scheduled Principal	865,218.77	Reimbursement for Interest on Advances	7,890.44
Unscheduled Principal Collections		ASER Amount	59,045.50
Principal Prepayments	15,069,800.25	Special Servicing Fees (Monthly)	17,948.05
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	411.81
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	15,935,019.02	Total Expenses/Reimbursements	85,295.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,578,174.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	15,935,019.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	18,513,193.69
Total Funds Collected	18,611,527.69	Total Funds Distributed	18,611,527.67

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	656,398,411.65	656,398,411.65	Beginning Certificate Balance	656,398,411.65
(-) Scheduled Principal Collections	865,218.77	865,218.77	(-) Principal Distributions	15,935,019.02
(-) Unscheduled Principal Collections	15,069,800.25	15,069,800.25	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	640,463,392.63	640,463,392.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	657,734,179.34	657,734,179.34	Ending Certificate Balance	640,463,392.63
Ending Actual Collateral Balance	641,845,631.51	641,845,631.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP
5,000,000 or less	7	27,893,368.21	4.36%	6	5.0421	1.703804	1.30 or less	11	93,497,320.26	14.60%	7	4.9511	0.609843
5,000,001 to 10,000,000	17	127,765,880.03	19.95%	7	5.0268	1.434965	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	5	64,824,430.80	10.12%	6	4.8599	1.213317	1.41 to 1.50	2	19,838,331.70	3.10%	5	4.8720	1.460726
15,000,001 to 20,000,000	2	36,378,885.93	5.68%	4	4.6608	2.049176	1.51 to 1.60	3	81,201,750.96	12.68%	5	4.7431	1.551079
20,000,001 to 25,000,000	2	48,393,929.73	7.56%	6	4.4276	2.197622	1.61 to 1.80	8	61,528,294.79	9.61%	6	5.0078	1.731010
25,000,001 to 50,000,000	3	124,199,727.42	19.39%	5	4.3949	1.755711	1.81 to 2.00	4	44,038,935.85	6.88%	7	4.8088	1.853491
50,000,001 or greater	1	56,000,000.00	8.74%	4	4.3085	2.092900	2.01 to 2.25	2	102,600,000.00	16.02%	4	4.0966	2.094217
Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996	2.26 to 2.50	4	46,013,050.11	7.18%	7	4.7208	2.393285
							2.51 to 3.00	2	30,598,538.45	4.78%	5	4.4477	2.638223
							3.01 or greater	1	6,140,000.00	0.96%	8	4.9900	3.238200
							Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	47	155,007,170.51	24.20%	7	4.9374	NAP
							Defeased	47	155,007,170.51	24.20%	7	4.9374	NAP
Arizona	2	11,372,946.15	1.78%	8	5.1649	2.220957
							Industrial	2	12,133,620.47	1.89%	8	5.0394	1.301253
California	5	36,085,711.73	5.63%	7	5.0900	1.963421
							Lodging	5	65,079,295.86	10.16%	6	4.8880	2.046676
Connecticut	1	5,364,949.30	0.84%	8	4.9330	1.656700
							Multi-Family	3	26,997,193.05	4.22%	7	4.9483	1.595064
Florida	3	13,598,402.35	2.12%	9	4.5500	2.442700
							Office	4	102,904,240.07	16.07%	6	4.7411	1.251820
Georgia	1	5,964,529.19	0.93%	8	5.6100	0.479000
							Retail	26	245,524,803.59	38.34%	5	4.5201	1.826529
Illinois	3	9,576,070.39	1.50%	5	4.7948	1.406252
							Self Storage	6	32,817,069.08	5.12%	8	4.8256	1.717200
Louisiana	1	23,881,411.53	3.73%	7	4.4600	1.815300
							Totals	93	640,463,392.63	100.00%	6	4.7375	1.655996
Michigan	1	14,134,322.31	2.21%	5	4.9380	(0.386800)

Mississippi	1	16,670,000.00	2.60%	4	4.3485	2.355600

Missouri	1	8,240,747.06	1.29%	7	5.1950	0.441900

Nevada	1	27,599,727.42	4.31%	3	4.5220	1.559600

New Hampshire	1	24,512,518.20	3.83%	5	4.3960	2.570100

New Jersey	3	38,790,165.57	6.06%	4	4.8168	1.441046

New York	1	9,446,975.58	1.48%	8	4.9330	0.582600

North Carolina	2	14,864,463.71	2.32%	7	5.1042	2.613597

Oklahoma	1	46,600,000.00	7.28%	5	3.8420	2.095800

Pennsylvania	9	113,788,678.20	17.77%	5	4.5916	1.783064

Texas	7	49,009,834.43	7.65%	7	4.9834	1.251529

Utah	1	6,114,919.08	0.95%	8	5.2800	1.788600

Washington	1	9,839,849.92	1.54%	9	4.8000	1.139900

Totals	93	640,463,392.63	100.00%	6	4.7375	1.655996

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP
	4.500% or less	5	167,663,929.73	26.18%	5	4.2172	2.150051	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	19	231,705,137.59	36.18%	6	4.7978	1.470496	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	12	80,122,625.61	12.51%	8	5.2003	1.517824	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	5,964,529.19	0.93%	8	5.6100	0.479000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996	49 months or greater	37	485,456,222.12	75.80%	6	4.6737	1.700826
								Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP
	60 months or less	37	485,456,222.12	75.80%	6	4.6737	1.700826	Interest Only	7	183,805,000.00	28.70%	5	4.3946	1.989959
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	7,788,678.20	1.22%	5	5.0320	1.070800
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	29	293,862,543.92	45.88%	6	4.8388	1.536678
	Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996	301 months to 345 months	0	0.00	0.00%	0	0.0000	0.000000
								346 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	155,007,170.51	24.20%	7	4.9374	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	481,854,198.58	75.24%	6	4.6706	1.702010
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	3,602,023.54	0.56%	7	5.0930	1.542400
	Totals	58	640,463,392.63	100.00%	6	4.7375	1.655996
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305861001	RT	Grove City	PA	Actual/360	4.309%	207,765.44	0.00	0.00	N/A	12/01/25	--	56,000,000.00	56,000,000.00	08/01/25
2	300801438	OF	West Conshohocken	PA	Actual/360	4.840%	208,388.89	0.00	0.00	N/A	02/01/26	--	50,000,000.00	50,000,000.00	08/01/25
3	305351003	RT	Oklahoma City	OK	Actual/360	3.842%	154,170.92	0.00	0.00	N/A	01/01/26	--	46,600,000.00	46,600,000.00	08/01/25
4	305861004	IN	Various	SC	Actual/360	5.230%	111,282.85	78,867.00	0.00	N/A	04/01/26	--	24,709,693.80	24,630,826.80	08/01/25
5	300801398	RT	Henderson	NV	Actual/360	4.522%	107,646.07	44,751.93	0.00	N/A	11/01/25	--	27,644,479.35	27,599,727.42	08/01/25
6	300801425	LO	Portsmouth	NH	Actual/360	4.396%	93,009.11	57,477.94	0.00	N/A	01/01/26	--	24,569,996.14	24,512,518.20	08/01/25
7	1544034	OF	New Orleans	LA	Actual/360	4.460%	91,864.78	38,247.55	0.00	N/A	03/01/26	--	23,919,659.08	23,881,411.53	08/01/25
8	1546110	LO	Freehold	NJ	Actual/360	4.925%	83,584.84	0.00	0.00	N/A	12/01/25	--	19,708,885.93	19,708,885.93	08/01/25
10	1646964	MF	Park Forest	IL	Actual/360	4.820%	76,677.40	27,445.84	0.00	N/A	04/01/26	--	18,474,008.68	18,446,562.84	08/01/25
11	1546633	MF	Bloomington	IN	Actual/360	4.580%	62,052.25	35,123.21	0.00	N/A	04/01/26	--	15,733,771.92	15,698,648.71	08/01/25
12	305861012	RT	Gulfport	MS	Actual/360	4.348%	62,421.51	0.00	0.00	N/A	12/01/25	--	16,670,000.00	16,670,000.00	08/01/25
13	695100616	OF	Farmington Hills	MI	Actual/360	4.938%	60,221.67	28,262.78	0.00	N/A	01/06/26	--	14,162,585.09	14,134,322.31	12/06/23
14	300801457	SS	Various	FL	Actual/360	4.550%	53,389.61	28,156.07	0.00	N/A	05/01/26	--	13,626,558.42	13,598,402.35	08/01/25
15	305861015	Various Baton Rouge		LA	Actual/360	4.610%	50,815.48	12,800,765.29	0.00	N/A	11/01/25	--	12,800,765.29	0.00	08/01/25
16	453011334	OF	Lawrence Township	NJ	Actual/360	4.673%	59,906.00	0.00	0.00	N/A	01/01/26	--	14,888,506.23	14,888,506.23	03/01/25
17	695100641	RT	San Bernardino	CA	Actual/360	5.250%	52,589.97	22,509.73	0.00	N/A	04/06/26	--	11,632,803.92	11,610,294.19	08/06/25
19	1545773	RT	Renton	WA	Actual/360	4.800%	40,758.81	21,151.70	0.00	N/A	05/01/26	--	9,861,001.62	9,839,849.92	08/01/25
20	305861020	RT	Murrieta	CA	Actual/360	4.989%	45,574.79	15,546.26	0.00	N/A	01/01/26	--	10,608,451.98	10,592,905.72	08/01/25
21	1646965	MF	Park Forest	IL	Actual/360	4.820%	44,147.59	15,802.15	0.00	N/A	04/01/26	--	10,636,550.67	10,620,748.52	08/01/25
24	1646912	MF	El Paso	TX	Actual/360	4.990%	41,853.16	13,912.75	0.00	N/A	05/01/26	--	9,740,214.64	9,726,301.89	08/01/25
25	695100644	LO	Greenville	NC	Actual/360	5.415%	41,013.62	17,258.01	0.00	N/A	04/06/26	--	8,795,701.47	8,778,443.46	08/06/25
26	300801454	SS	Port Chester	NY	Actual/360	4.933%	40,187.85	13,751.50	0.00	N/A	04/01/26	--	9,460,727.08	9,446,975.58	08/01/25
27	305861027	RT	Killeen	TX	Actual/360	4.820%	34,971.84	18,141.53	0.00	N/A	04/01/26	--	8,425,821.31	8,407,679.78	08/01/25
28	695100637	RT	Ferguson	MO	Actual/360	5.195%	36,946.21	18,208.40	0.00	N/A	03/06/26	--	8,258,955.46	8,240,747.06	07/06/22
29	300801415	MF	Houston	TX	Actual/360	4.738%	37,779.22	14,313.21	0.00	N/A	12/01/25	--	9,259,739.19	9,245,425.98	08/01/25
30	305861030	MF	Houston	TX	Actual/360	5.140%	35,594.55	16,481.22	0.00	N/A	04/01/26	--	8,041,946.40	8,025,465.18	08/01/25
31	695100624	RT	Various	PA	Actual/360	5.032%	33,829.29	18,481.62	0.00	N/A	01/06/26	--	7,807,159.82	7,788,678.20	08/06/25
32	300801437	OF	San Jose	CA	Actual/360	4.689%	32,362.49	14,255.43	0.00	N/A	02/01/26	--	8,014,980.48	8,000,725.05	08/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	305861033	RT	Metairie	LA	Actual/360	4.850%	30,972.43	15,992.14	0.00	N/A	03/01/26	09/02/25	7,416,078.72	7,400,086.58	08/01/25
34	300801434	MF	Dallas	TX	Actual/360	4.799%	30,556.78	15,083.85	0.00	N/A	01/01/26	10/01/25	7,394,309.60	7,379,225.75	08/01/25
35	1546584	MF	Killeen	TX	Actual/360	4.920%	29,993.88	15,221.28	0.00	N/A	02/01/26	--	7,079,593.57	7,064,372.29	08/01/25
36	1546586	RT	Phoenix	AZ	Actual/360	5.070%	30,471.61	13,358.13	0.00	N/A	04/01/26	--	6,979,562.43	6,966,204.30	08/01/25
38	695100629	MF	Various	IL	Actual/360	4.850%	31,322.92	0.00	0.00	N/A	02/06/26	--	7,500,000.00	7,500,000.00	08/06/25
39	300801433	RT	Charlotte	NC	Actual/360	4.656%	24,455.92	13,727.82	0.00	N/A	01/01/26	--	6,099,748.07	6,086,020.25	08/01/25
40	305861040	LO	Layton	UT	Actual/360	5.280%	27,858.35	12,283.54	0.00	N/A	04/01/26	--	6,127,202.62	6,114,919.08	08/01/25
41	695100646	LO	Ringgold	GA	Actual/360	5.610%	28,868.53	11,361.15	0.00	N/A	04/06/26	--	5,975,890.34	5,964,529.19	08/06/25
42	1546744	IN	Allen	TX	Actual/360	5.090%	26,316.81	10,595.90	0.00	N/A	04/05/26	--	6,004,216.37	5,993,620.47	08/05/25
43	1546680	MF	Columbus	OH	Actual/360	4.720%	25,431.58	9,527.70	0.00	N/A	03/01/26	--	6,257,085.68	6,247,557.98	08/01/25
44	1646929	MF	Albany	GA	Actual/360	4.700%	21,865.81	11,845.65	0.00	N/A	04/01/26	--	5,402,670.62	5,390,824.97	08/01/25
45	305861045	LO	Joplin	MO	Actual/360	5.000%	17,453.88	23,727.36	0.00	N/A	12/01/25	--	4,053,803.88	4,030,076.52	08/01/25
46	305861046	IN	San Diego	CA	Actual/360	4.990%	26,383.24	0.00	0.00	N/A	04/01/26	--	6,140,000.00	6,140,000.00	08/01/25
48	300801445	RT	Chicago	IL	Actual/360	4.924%	23,932.61	8,264.67	0.00	N/A	03/01/26	--	5,644,335.06	5,636,070.39	08/01/25
49	300801455	SS	New Haven	CT	Actual/360	4.933%	22,822.73	7,809.49	0.00	N/A	04/01/26	--	5,372,758.79	5,364,949.30	08/01/25
50	695100643	RT	Oldsmar	FL	Actual/360	5.320%	22,805.19	7,804.91	0.00	N/A	04/06/26	--	4,978,091.11	4,970,286.20	08/06/25
53	695100636	MU	Las Vegas	NV	Actual/360	5.250%	18,751.36	13,308.39	0.00	N/A	03/06/26	12/06/25	4,147,766.62	4,134,458.23	08/06/25
54	300801442	SS	Stockton	CA	Actual/360	4.850%	20,435.91	7,267.91	0.00	N/A	03/01/26	--	4,893,200.37	4,885,932.46	08/01/25
55	695100635	RT	Fresno	CA	Actual/360	5.045%	18,025.27	8,683.70	0.00	N/A	03/06/26	--	4,149,171.98	4,140,488.28	08/06/25
56	300801450	SS	Tucson	AZ	Actual/360	5.315%	20,196.02	5,947.10	0.00	N/A	04/01/26	--	4,412,688.95	4,406,741.85	08/01/25
57	305861057	SS	Various	MI	Actual/360	5.030%	17,485.99	7,777.00	0.00	N/A	04/01/26	--	4,037,039.78	4,029,262.78	08/01/25
58	305861058	RT	Sicklerville	NJ	Actual/360	4.820%	17,430.83	6,864.59	0.00	N/A	12/01/25	--	4,199,638.00	4,192,773.41	08/01/25
59	1647038	RT	San Antonio	TX	Actual/360	5.420%	20,792.48	0.00	0.00	N/A	04/01/26	--	4,455,000.00	4,455,000.00	08/01/25
60	695100638	RT	Chula Vista	CA	Actual/360	5.093%	15,830.06	7,498.29	0.00	N/A	03/06/26	--	3,609,521.83	3,602,023.54	08/06/25
61	300801439	MH	Albuquerque	NM	Actual/360	5.291%	17,189.42	6,525.97	0.00	N/A	02/01/26	--	3,772,804.20	3,766,278.23	08/01/25
62	695100639	RT	Pasco	WA	Actual/360	5.303%	14,051.87	9,742.09	0.00	N/A	04/06/26	--	3,077,183.05	3,067,440.96	08/06/25
63	305861063	RT	Various	IL	Actual/360	4.610%	15,640.71	0.00	0.00	N/A	09/01/25	--	3,940,000.00	3,940,000.00	08/01/25
64	300801446	SS	Longwood	FL	Actual/360	4.920%	15,414.29	5,331.49	0.00	N/A	03/01/26	--	3,638,305.88	3,632,974.39	08/01/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
65	695100642	LO	Yakima	WA	Actual/360	5.850%	15,174.44	8,961.77	0.00	N/A	04/06/26	--	3,012,295.69	3,003,333.92	08/06/25
66	305861066	RT	Friendswood	TX	Actual/360	4.900%	13,342.33	5,763.83	0.00	N/A	04/01/26	--	3,162,104.96	3,156,341.13	08/01/25
68	305861068	IN	Gonzales	LA	Actual/360	4.740%	9,402.53	2,303,600.29	0.00	N/A	11/01/25	--	2,303,600.29	0.00	08/01/25
69	305861069	MH	Corpus Christi	TX	Actual/360	5.260%	5,026.68	2,231.89	0.00	N/A	04/01/26	--	1,109,779.22	1,107,547.33	08/01/25
Totals							2,676,508.67	15,935,019.02	0.00				656,398,411.65	640,463,392.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,923,179.00	3,344,271.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,198,520.99	1,354,711.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	27,980,072.84	6,465,469.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	2,804,601.52	1,463,887.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,242,011.92	5,341,087.86	04/14/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,961,262.90	945,448.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,878,211.00	2,024,069.87	04/01/24	03/31/25	03/14/22	0.00	6,958.15	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	5,632,027.00	5,654,163.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	(34,718.03)	01/01/25	03/31/25	06/11/25	7,917,725.74	562,774.47	54,440.62	1,194,094.39	0.00	0.00
14	2,629,211.71	1,220,163.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	7,325,722.00	0.00	--	--	--	0.00	0.00	59,711.00	295,190.55	0.00	0.00
17	1,621,522.45	438,441.88	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	902,247.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,322,206.00	281,974.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,577,183.93	301,996.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,877,436.58	1,850,849.04	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	414,140.02	96,322.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	930,462.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	325,400.93	0.00	--	--	06/11/25	5,814,575.97	959,976.20	28,972.66	1,371,724.38	0.00	0.00
29	950,140.00	458,671.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,142,253.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	960,080.20	382,358.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	973,886.76	329,464.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,379,957.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,366,432.00	1,011,010.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	346,263.22	316,120.13	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	402,323.60	(44,430.14)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	5,718.16	0.00	0.00	0.00	0.00	Full Defeasance
46	1,065,586.00	1,082,159.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	485,100.00	242,550.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	622,990.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	765,578.87	341,704.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	660,966.03	157,995.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	501,177.00	534,021.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	432,079.23	227,335.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	433,237.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	304,605.16	334,789.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	367,939.77	149,362.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	99,706,017.75	36,271,249.57				13,732,301.71	1,535,426.98	143,124.28	2,861,009.32	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	305861015	12,771,386.68	Payoff Prior to Maturity	0.00	0.00
68	305861068	2,298,413.57	Payoff Prior to Maturity	0.00	0.00
Totals		15,069,800.25		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	3	37,263,575.60	1	14,134,322.31	1	8,240,747.06	0	0.00	0	0.00	2	15,069,800.25	4.737508%	4.691457%	6
07/17/25	0	0.00	0	0.00	3	37,310,046.78	1	14,162,585.09	1	8,258,955.46	0	0.00	0	0.00	0	0.00	4.735239%	4.689081%	7
06/17/25	0	0.00	0	0.00	3	37,359,445.00	1	14,192,666.72	1	8,278,272.05	0	0.00	0	0.00	0	0.00	4.735458%	4.689305%	8
05/16/25	0	0.00	0	0.00	3	37,405,502.02	1	14,220,682.46	1	8,296,313.33	0	0.00	0	0.00	1	10,468,860.27	4.735661%	4.697000%	9
04/17/25	0	0.00	1	14,888,506.23	2	22,565,994.89	0	0.00	1	8,315,468.89	0	0.00	0	0.00	0	0.00	4.737931%	4.698722%	10
03/17/25	1	14,888,506.23	0	0.00	2	22,611,641.26	0	0.00	1	8,333,344.51	0	0.00	0	0.00	0	0.00	4.738129%	4.700272%	11
02/18/25	1	14,888,506.23	0	0.00	2	22,666,555.61	0	0.00	1	8,354,741.32	0	0.00	0	0.00	0	0.00	4.738367%	4.700505%	12
01/17/25	0	0.00	1	14,888,506.23	2	22,711,767.58	0	0.00	1	8,372,442.04	0	0.00	0	0.00	0	0.00	4.738562%	4.700696%	13
12/17/24	1	14,888,506.23	0	0.00	2	22,756,784.23	0	0.00	1	8,390,063.93	0	0.00	0	0.00	0	0.00	4.738755%	4.700886%	14
11/18/24	0	0.00	0	0.00	2	22,804,780.73	0	0.00	1	8,408,815.38	0	0.00	0	0.00	0	0.00	4.738961%	4.701088%	15
10/18/24	0	0.00	0	0.00	2	22,849,395.57	0	0.00	1	8,426,275.28	0	0.00	0	0.00	0	0.00	4.739152%	4.701275%	16
09/17/24	0	0.00	0	0.00	2	22,897,004.85	0	0.00	1	8,444,870.64	0	0.00	0	0.00	0	0.00	4.739355%	4.701474%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	695100616	12/06/23	19	6	54,440.62	1,194,094.39	12,403.38	14,698,187.11	02/02/24	98		05/06/25
16	453011334	03/01/25	4	6	59,711.00	295,190.55	0.00	14,888,506.23	02/21/24	1
28	695100637	07/06/22	36	6	28,972.66	1,371,724.38	141,212.58	9,059,121.08	06/03/19	7			03/10/20
Totals					143,124.28	2,861,009.32	153,615.96	38,645,814.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		361,234,986	332,212,158	14,888,506		14,134,322
7 - 12 Months		279,228,406	270,987,659	0		8,240,747
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	640,463,393	603,199,817	0	0	29,022,829	8,240,747
Jul-25	656,398,412	619,088,365	0	0	29,051,091	8,258,955
Jun-25	657,318,144	619,958,699	0	0	29,081,173	8,278,272
May-25	658,175,876	620,770,374	0	0	29,109,189	8,296,313
Apr-25	669,578,154	632,123,653	0	14,888,506	14,250,526	8,315,469
Mar-25	670,447,864	632,947,716	14,888,506	0	14,278,297	8,333,345
Feb-25	671,494,086	633,939,024	14,888,506	0	14,311,814	8,354,741
Jan-25	672,355,761	634,755,487	0	14,888,506	14,339,326	8,372,442
Dec-24	673,213,822	635,568,532	14,888,506	0	14,366,720	8,390,064
Nov-24	674,128,695	651,323,915	0	0	14,395,965	8,408,815
Oct-24	674,979,322	652,129,926	0	0	14,423,120	8,426,275
Sep-24	675,887,029	652,990,024	0	0	14,452,134	8,444,871
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	1546110	19,708,885.93	19,708,885.93	18,200,000.00	07/13/21	1,761,715.03	1.79000	03/31/25	12/01/25	243
13	695100616	14,134,322.31	14,698,187.11	5,300,000.00	04/21/25	(102,692.28)	(0.38680)	03/31/25	01/06/26	248
16	453011334	14,888,506.23	14,888,506.23	199,000,000.00	11/05/15	5,577,206.00	0.91230	12/31/24	01/01/26	248
28	695100637	8,240,747.06	9,059,121.08	5,430,000.00	04/29/25	292,499.93	0.44190	12/31/24	03/06/26	246
60	695100638	3,602,023.54	3,602,023.54	8,370,000.00	12/10/15	431,801.84	1.54240	12/31/20	03/06/26	246
Totals		60,574,485.07	61,956,723.89	236,300,000.00		7,960,530.52

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	1546110	LO	NJ	06/09/25	98
Loan has returned to SS effective 6/12/2025. Evaluating workout options. Borrower has requested SS assistance with transferring deed at Maturity.

13	695100616	OF	MI	02/02/24	98

The Loan transferred to Special Servicing on 2/2/2024 due to Imminent Monetary Default. A PNL was executed. Borrower requested an extension and subsequently withdrew the request. The loan is in cash management. Special Servicer is monitoring leasin g activity. Borrower made a request for a modification which is under evaluation.

16	453011334	OF	NJ	02/21/24	1

Latest rent roll reports occupancy at 42.6%. The asset transferred to Special Servicing in early 2024 due to imminent default. There is insufficient cash flow to make debt service and pay ongoing operating expenses. The property is currently due

f or its March 1, 2025, payment. The cash flow waterfall has been amended to allow for the payment of ongoing operating expenses prior to scheduled debt service to assure ongoing operations are not impacted. Discussions on a potential modification of the debt have continued with borrower representatives, but foreclosure will be pursued if no resolution is forecasted.

28	695100637	RT	MO	06/03/19	7

The loan was transferred to Special Servicing due to imminent default. Cushman & Wakefield was appointed as Receiver and assumed property management responsibilities following the foreclosure on March 10, 2020. The property is currently

68% occupie d, with the 48,000 SF anchor space remaining vacant. A lease for a new 15,000 SF junior anchor was executed in December 2024, and the tenant commenced operations in March 2025. Currently negotiating a lease with a cell phone provider. Preparing to take t o sale market & estimate disposition in Q4 2025.

60	695100638	RT	CA	04/11/25	13

Loan has recently transferred to SS for failure to provide financial reporting as well as failure to cooperate with Cash Management. PNL and Hello letter sent 4/28/2025. After following up multiple times with Borrower contact, SS has not received

A response thus far. Awaiting execution of PNL by Borrower while SS evaluates the loan and collateral in order to determine the next steps.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	1546110	0.00	4.92500%	0.00	4.92500%	10	09/10/21	09/10/21	--
9	300801447	20,266,218.62	4.93300%	20,239,899.75 4.93300%		9	08/31/20	08/31/20	08/31/20
16	453011334	0.00	4.67262%	0.00	4.67262%	9	09/17/21	09/01/21	--
45	305861045	5,399,361.27	5.00000%	5,399,361.27 5.00000%		10	03/31/21	04/01/20	03/31/21
Totals		25,665,579.89		25,639,261.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	300801447	12/17/21	19,836,762.12	106,000,000.00	20,807,440.83	970,678.71	20,807,440.83	19,836,762.12	0.00	0.00	0.00	0.00	0.00%
18	305861018	05/16/25	10,489,762.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	300801435	12/15/23	10,192,640.41	11,000,000.00	8,056,726.03	1,509,320.18	8,056,726.03	6,547,405.85	3,645,234.56	0.00	889,429.53	2,755,805.03	24.49%
47	695100649	06/17/21	5,692,258.02	9,100,000.00	5,876,160.71	159,785.63	5,876,160.71	5,716,375.08	0.00	0.00	0.00	0.00	0.00%
51	300801236	10/18/21	4,724,358.14	5,800,000.00	6,551,554.38	1,871,117.51	6,551,554.38	4,680,436.87	43,921.27	0.00	43,921.27	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,935,780.96	131,900,000.00	41,291,881.95	4,510,902.03	41,291,881.95	36,780,979.92	3,689,155.83	0.00	933,350.80	2,755,805.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	300801447	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	305861018	05/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	300801435	08/16/24	0.00	0.00	2,755,805.03	0.00	0.00	(36,170.05)	0.00	0.00	2,755,805.03
		03/15/24	0.00	0.00	2,791,975.08	0.00	0.00	(853,259.48)	0.00	0.00
		12/15/23	0.00	0.00	3,645,234.56	0.00	0.00	3,645,234.56	0.00	0.00
47	695100649	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	300801236	09/15/23	0.00	0.00	0.00	0.00	0.00	(43,921.27)	0.00	0.00	0.00
		10/18/21	0.00	0.00	43,921.27	0.00	0.00	43,921.27	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,755,805.03	0.00	0.00	2,755,805.03	0.00	0.00	2,755,805.03

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,242.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	33,309.54	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,205.16	0.00	0.00	0.00	0.00	0.00	1,554.04	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	25,735.96	0.00	0.00	6,336.40	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	411.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,948.05	0.00	411.81	59,045.50	0.00	0.00	7,890.44	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,295.80

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30